Property and Equipment (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 598,097	$ 218,996	$ 1,192,074	$ 441,071	$ 1,824,600	$ 878,477
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Laboratory equipment under capital leases	3,608,801		3,608,801		3,530,301	926,231
Accumulated depreciation related to leased equipment	$ 673,188		$ 673,188		$ 407,210	$ 206,663
Laboratory Equipment | Minimum
Property, Plant and Equipment [Line Items]
Term of capital leases			11 months		11 months
Capital leases interest rate			8.20%		8.60%
Laboratory Equipment | Maximum
Property, Plant and Equipment [Line Items]
Term of capital leases			36 months		36 months
Capital leases interest rate			21.40%		21.40%